Non-Current Provisions - Schedule of Non-Current Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [abstract]
Pension retirement obligations	€ 1,536	€ 1,260	€ 853
Total	€ 1,536	€ 1,260	€ 853	€ 490